PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2012
PROPERTY AND EQUIPMENT, NET
4.	PROPERTY AND EQUIPMENT, NET

	December 31,
	2012	2011
Cost
Buildings	$2,439,083	$2,439,117
Furniture, fixtures and equipment	430,941	403,577
Leasehold improvements	232,526	179,089
Plant and gaming machinery	153,660	147,084
Aircraft	54,632	—
Motor vehicles	7,629	4,273

Sub-total	$3,318,471	$3,173,140
Less: accumulated depreciation	(973,189)	(730,313)

Sub-total	$2,345,282	$2,442,827
Construction in progress	338,812	212,602

Property and equipment, net	$2,684,094	$2,655,429

As of December 31, 2012 and 2011, construction in progress in relation to City of Dreams included interest paid or payable on loans from shareholders, the City of Dreams Project Facility and interest rate swap agreements, amortization of deferred financing costs and other direct incidental costs capitalized (representing insurance, salaries and wages and certain other professional charges incurred) which amounted to $7,551 in each of those years.

As of December 31, 2012 and 2011, construction in progress in relation to Studio City included interest paid or payable on the RMB Bonds, Studio City Notes and the land premium payable for the land use right where Studio City is located and other direct incidental costs capitalized (representing insurance, salaries and wages and certain other professional charges incurred) which amounted to $37,273 and $15,628, respectively.

During the years ended December 31, 2012, 2011 and 2010, additions to property and equipment amounted to $283,998, $236,555 and $119,660, respectively and disposals of property and equipment at carrying amount were $1,310, $655 and $207, respectively.